                        SUPPLEMENT DATED JANUARY 26, 2004
                              TO THE PROSPECTUS FOR
     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

The supplement to the prospectus dated September 19, 2004 is amended and restated as follows:

TRANSFERS OF POLICY VALUE
TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

* * *

NEW INVESTMENT PORTFOLIOS

Effective July 9, 2003, Series I shares of the four new investment portfolios set forth below (the "Portfolios") will be added to the variable portion of your Policy. Each of these Portfolios is a series of Manufacturers Investment Trust. Series I shares of these Portfolios are subject to a Rule 12b-1 fee of 0.35%.

      American Growth Trust
      American International Trust
      American Growth-Income Trust
      American Blue Chip Income and Growth Trust

Each of the Portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

BELOW IS A DESCRIPTION OF EACH OF THESE PORTFOLIOS:

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

The prospectus is supplemented to include the following illustrations:

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables are based on initial premiums of $25,000 and $100,000. A male age 55 and a female age 55 are illustrated for the single life Policy. A male age 55 and female age 50 are illustrated for the last survivorship Policy.

The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Series I shares of the Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect a simple average of those Portfolios' current expenses, which is approximately 0.984% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.984%, 5.016% and 11.016%.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each Policy, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, Manufacturers Life New York will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes and any additional ratings, face amount and planned premium requested.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately May 1, 2001. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NON-SMOKER ISSUE AGE 55
                         $100,000 PLANNED SINGLE PREMIUM
                              $305,427 FACE AMOUNT
                            ASSUMING CURRENT CHARGES

                        0% Hypothetical               6% Hypothetical               12% Hypothetical
                        Gross Investment Return       Gross Investment Return       Gross Investment Return
                        ----------------------------  ---------------------------   ----------------------------------
End Of     Accumulated            Cash                          Cash                             Cash
Policy     Premiums     Policy    Surrender  Death    Policy    Surrender Death     Policy       Surrender   Death
Year (1)   (2)          Value     Value      Benefit  Value     Value     Benefit   Value        Value       Benefit
--------   -------      ------    ------     -------  -------   -------   -------   ---------    ---------   ---------
1          105,000      97,125    89,211     305,427  103,032   94,581    305,427   108,938      99,952      305,427
2          110,250      94,145    87,343     305,427  106,014   98,253    305,427   118,585      110,501     305,427
3          115,763      91,055    85,314     305,427  108,948   101,939   305,427   129,023      121,939     305,427
4          121,551      87,806    83,073     305,427  111,793   105,709   305,427   140,309      134,226     305,427
5          127,628      84,376    80,595     305,427  114,535   109,452   305,427   152,540      147,457     305,427
6          134,010      80,814    77,922     305,427  117,223   113,140   305,427   165,877      161,794     305,427
7          140,710      77,088    75,020     305,427  119,836   116,753   305,427   180,442      177,358     305,427
8          147,746      73,183    72,157     305,427  122,367   120,742   305,427   196,384      194,759     305,427
9          155,133      69,077    69,004     305,427  124,805   124,680   305,427   213,878      213,753     305,427
10         162,889      64,701    64,701     305,427  127,102   127,102   305,427   233,104      233,104     305,427
15         207,893      40,554    40,554     305,427  143,530   143,530   305,427   378,673      378,673     439,260
20         265,330      7,278     7,278      305,427  160,027   160,027   305,427   617,254      617,254     660,462
25         338,635      0 (3)     0 (3)      0 (3)    172,869   172,869   305,427   1,009,764    1,009,764   1,060,252
30         432,194                                    171,906   171,906   305,427   1,641,935    1,641,935   1,724,032
35         551,602                                    132,355   132,355   305,427   2,644,276    2,644,276   2,776,490
40         703,999                                    0 (3)     0 (3)     0 (3)     4,272,390    4,272,390   4,315,113
45         898,501                                                                  7,054,097    7,054,097   7,054,097

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, and (c) no premiums have been allocated to the Fixed Account.

(2) Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect. The Lapse Protection Benefit will keep the Policy inforce until the end of the first 20 Policy Years.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          MALE NON-SMOKER ISSUE AGE 55
                         $100,000 PLANNED SINGLE PREMIUM
                              $305,427 FACE AMOUNT
                            ASSUMING MAXIMUM CHARGES

                        0% Hypothetical               6% Hypothetical               12% Hypothetical
                        Gross Investment Return       Gross Investment Return       Gross Investment Return
                        ----------------------------  ---------------------------   ----------------------------------
End Of     Accumulated            Cash                          Cash                             Cash
Policy     Premiums     Policy    Surrender  Death    Policy    Surrender Death     Policy       Surrender   Death
Year (1)   (2)          Value     Value      Benefit  Value     Value     Benefit   Value        Value       Benefit
--------   -------      ------    ------     -------  -------   -------   -------   ---------    ---------   ---------
1          105,000      97,125    89,211     305,427  103,032   94,581    305,427   108,938      99,952      305,427
2          110,250      92,975    86,268     305,427  104,856   97,188    305,427   117,444      109,360     305,427
3          115,763      88,705    83,130     305,427  106,586   99,745    305,427   126,670      119,587     305,427
4          121,551      84,293    79,774     305,427  108,207   102,233   305,427   136,699      130,615     305,427
5          127,628      79,707    76,164     305,427  109,693   104,625   305,427   147,613      142,530     305,427
6          134,010      74,913    72,262     305,427  111,015   106,932   305,427   159,513      155,430     305,427
7          140,710      69,871    68,024     305,427  112,145   109,061   305,427   172,517      169,433     305,427
8          147,746      64,527    63,641     305,427  113,038   111,413   305,427   186,757      185,132     305,427
9          155,133      58,819    58,757     305,427  113,645   113,520   305,427   202,393      202,268     305,427
10         162,889      52,673    52,673     305,427  113,908   113,908   305,427   219,616      219,616     305,427
15         207,893      14,441    14,441     305,427  114,441   114,441   305,427   352,549      352,549     408,957
20         265,330      0 (3)     0 (3)      305,427  94,859    94,859    305,427   568,376      568,376     608,162
25         338,635      0 (3)     0 (3)      0 (3)    21,267    21,267    305,427   921,212      921,212     967,273
30         432,194                                    0 (3)     0 (3)     0 (3)     1,477,925    1,477,925   1,551,822
35         551,602                                                                  2,334,227    2,334,227   2,450,939
40         703,999                                                                  3,715,979    3,715,979   3,753,139
45         898,501                                                                  6,135,337    6,135,337   6,135,337

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, and (c) no premiums have been allocated to the Fixed Account.

(2) Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect. The Lapse Protection Benefit will keep the Policy inforce until the end of the first 20 Policy Years.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           SINGLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                        MALE NON-SMOKER ISSUE AGE 55 AND
                         FEMALE NON-SMOKER ISSUE AGE 50
                         $100,000 PLANNED SINGLE PREMIUM
                              $571,810 FACE AMOUNT
                            ASSUMING CURRENT CHARGES

                        0% Hypothetical               6% Hypothetical               12% Hypothetical
                        Gross Investment Return       Gross Investment Return       Gross Investment Return
                        ----------------------------  ---------------------------   -----------------------------------
End Of     Accumulated            Cash                          Cash                             Cash
Policy     Premiums     Policy    Surrender  Death    Policy    Surrender Death     Policy       Surrender   Death
Year (1)   (2)          Value     Value      Benefit  Value     Value     Benefit   Value        Value       Benefit
--------   ---------    ------    ------     -------  -------   -------   -------   ----------   ----------  ----------
1          105,000      97,554    89,601     571,810  103,469   94,979    571,810   109,383      100,356     571,810
2          110,250      95,130    88,249     571,810  107,025   99,183    571,810   119,621      111,538     571,810
3          115,763      92,717    86,858     571,810  110,665   103,581   571,810   130,787      123,704     571,810
4          121,551      90,343    85,455     571,810  114,417   108,334   571,810   142,999      136,916     571,810
5          127,628      88,001    84,036     571,810  118,284   113,200   571,810   156,353      151,270     571,810
6          134,010      85,686    82,596     571,810  122,263   118,179   571,810   170,954      166,870     571,810
7          140,710      83,387    81,125     571,810  126,350   123,267   571,810   186,915      183,831     571,810
8          147,746      81,095    79,939     571,810  130,542   128,917   571,810   204,360      202,735     571,810
9          155,133      78,801    78,715     571,810  134,837   134,712   571,810   223,430      223,305     571,810
10         162,889      76,492    76,492     571,810  139,227   139,227   571,810   244,274      244,274     571,810
15         207,893      67,395    67,395     571,810  170,351   170,351   571,810   400,508      400,508     571,810
20         265,330      54,606    54,606     571,810  205,895   205,895   571,810   658,577      658,577     763,949
25         338,635      33,520    33,520     571,810  244,359   244,359   571,810   1,083,127    1,083,127   1,158,945
30         432,194      0 (3)     0 (3)      0 (3)    278,996   278,996   571,810   1,781,022    1,781,022   1,870,073
35         551,602                                    292,107   292,107   571,810   2,913,889    2,913,889   3,059,583
40         703,999                                    245,583   245,583   571,810   4,724,647    4,724,647   4,960,879
45         898,501                                    30,270    30,270    571,810   7,669,759    7,669,759   7,746,457
50         1,146,740                                  0 (3)     0 (3)     0 (3)     12,663,925   12,663,925  12,663,925

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, (c) no premiums have been allocated to the Fixed Account and (d) no optional riders have been elected.

(2) Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect. The Lapse Protection Benefit will keep the Policy inforce until the end of the first 20 Policy Years.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

           SINGLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                        MALE NON-SMOKER ISSUE AGE 55 AND
                         FEMALE NON-SMOKER ISSUE AGE 50
                         $100,000 PLANNED SINGLE PREMIUM
                              $571,810 FACE AMOUNT
                            ASSUMING MAXIMUM CHARGES

                        0% Hypothetical               6% Hypothetical               12% Hypothetical
                        Gross Investment Return       Gross Investment Return       Gross Investment Return
                        ----------------------------  ---------------------------   -----------------------------------
End Of     Accumulated            Cash                          Cash                             Cash
Policy     Premiums     Policy    Surrender  Death    Policy    Surrender Death     Policy       Surrender   Death
Year (1)   (2)          Value     Value      Benefit  Value     Value     Benefit   Value        Value       Benefit
--------   ---------    ------    ------     -------  -------   -------   -------   ----------   ----------  ----------
1          105,000      97,554    89,601     571,810  103,469   94,979    571,810   109,383      100,356     571,810
2          110,250      95,130    88,249     571,810  107,025   99,183    571,810   119,621      111,538     571,810
3          115,763      92,717    86,858     571,810  110,665   103,581   571,810   130,787      123,704     571,810
4          121,551      90,305    85,419     571,810  114,380   108,296   571,810   142,962      136,879     571,810
5          127,628      87,879    83,920     571,810  118,162   113,078   571,810   156,233      151,150     571,810
6          134,010      85,424    82,344     571,810  121,999   117,916   571,810   170,694      166,611     571,810
7          140,710      82,922    80,674     571,810  125,879   122,796   571,810   186,451      183,368     571,810
8          147,746      80,354    79,211     571,810  129,786   128,161   571,810   203,618      201,992     571,810
9          155,133      77,697    77,613     571,810  133,703   133,578   571,810   222,321      222,196     571,810
10         162,889      74,924    74,924     571,810  137,606   137,606   571,810   242,702      242,702     571,810
15         207,893      60,961    60,961     571,810  163,630   163,630   571,810   394,693      394,693     571,810
20         265,330      33,469    33,469     571,810  184,469   184,469   571,810   644,961      644,961     748,154
25         338,635      0 (3)     0 (3)      0 (3)    185,899   185,899   571,810   1,052,926    1,052,926   1,126,631
30         432,194                                    129,725   129,725   571,810   1,718,500    1,718,500   1,804,425
35         551,602                                    0 (3)     0 (3)     0 (3)     2,775,898    2,775,898   2,914,693
40         703,999                                                                  4,412,690    4,412,690   4,633,325
45         898,501                                                                  7,038,670    7,038,670   7,109,057
50         1,146,740                                                                11,621,854   11,621,854  11,621,854

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) no policy loan has been made,
(b) no partial withdrawal of the Cash Surrender Value has been made, (c) no premiums have been allocated to the Fixed Account and (d) no optional riders have been elected.

(2) Assumes net interest of 5% compounded annually.

(3) In the absence of additional premium payments, the Policy will lapse, unless the Lapse Protection Benefit is in effect. The Lapse Protection Benefit will keep the Policy inforce until the end of the first 20 Policy Years.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

NYSPVL Supp 1/26/04